Consolidated Comprehensive Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 12,745	$ 9,528	$ 6,179
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	(267)	5,134	(8,344)
Tax effect	91	(1,745)	2,836
Pension liability adjustment	(412)	1,228	4,406
Tax effect	140	(417)	(1,498)
Total other comprehensive income (loss)	(448)	4,200	(2,600)
Comprehensive income	$ 12,297	$ 13,728	$ 3,579